Significant accounting policies - Cumulative effect of adopting IFRS 16 (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment (right-of-use assets)	€ 7,760	€ 6,563
Lease liabilities (current and non-current)	7,868	6,514	€ 2,790
Effect on total equity and liabilities	€ 1,857,695	€ 1,433,339		€ 578,458
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment (right-of-use assets)			2,790
Effect on total assets			2,790
Lease liabilities (current and non-current)			2,790
Effect on total equity and liabilities			€ 2,790